UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03591

Calvert Variable Series, Inc.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number)

December 31
Date of Fiscal Year End

June 30, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert VP SRI Balanced Portfolio
Semiannual Report June 30, 2017

TABLE OF CONTENTS

2	Performance and Fund Profile
4	Understanding Your Fund's Expenses
5	Financial Statements
33	Officers and Directors
34	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Brian S. Ellis, CFA, Christopher Madden, CFA, Jade Huang, and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	09/02/1986	09/02/1986	5.37%	9.35%	8.21%	4.74%
Class F at NAV	10/18/2013	09/02/1986	4.81	8.80	7.92	4.60

Russell 1000® Index	—	—	9.27%	18.03%	14.66%	7.28%
Balanced Composite Benchmark	—	—	6.44	10.41	9.66	6.48

% Total Annual Operating Expense Ratios[3]					Class I	Class F
Gross					0.70%	1.36%
Net					0.70	1.10

Fund Profile

ASSET ALLOCATION (% of total investments)[4]

Equity	59.4%
Fixed-Income	38.0%
Time Deposit	1.4%
Taxable Municipal Obligations	1.0%
Commercial Paper	0.2%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Composite Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. rebalanced monthly. Prior to 11/1/2015, the fixed income component was the Bloomberg Barclays U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18 for Class F shares. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.
Fund profile subject to change due to active management.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual
Class I	$1,000.00	$1,053.70	$3.41**	0.67%
Class F	$1,000.00	$1,048.10	$5.59**	1.10%
Hypothetical (5% return per year before expenses)
Class I	$1,000.00	$1,021.47	$3.36**	0.67%
Class F	$1,000.00	$1,019.34	$5.51**	1.10%

* Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.4%
Aerospace & Defense - 0.6%
CAE, Inc.	119,668	2,063,369

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	29,874	2,051,746

Auto Components - 0.7%
Delphi Automotive plc	27,181	2,382,415

Banks - 3.5%
Bank of America Corp.	86,100	2,088,786
Citigroup, Inc.	23,864	1,596,024
KeyCorp	165,930	3,109,528
US Bancorp	88,443	4,591,961
		11,386,299

Beverages - 0.9%
PepsiCo, Inc.	24,856	2,870,619

Biotechnology - 2.2%
Biogen, Inc. *	4,947	1,342,418
Celgene Corp. *	12,982	1,685,972
Gilead Sciences, Inc.	40,005	2,831,554
Incyte Corp. *	4,775	601,220
Vertex Pharmaceuticals, Inc. *	5,986	771,416
		7,232,580

Capital Markets - 1.7%
CBOE Holdings, Inc.	22,700	2,074,780
Charles Schwab Corp. (The)	44,355	1,905,491
Lazard Ltd., Class A	32,752	1,517,400
		5,497,671

Commercial Services & Supplies - 1.3%
Brambles Ltd.	270,800	2,024,931
Deluxe Corp.	30,115	2,084,560
		4,109,491

Communications Equipment - 0.4%
Cisco Systems, Inc.	42,700	1,336,510

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Containers & Packaging - 1.3%
Crown Holdings, Inc. *	35,424	2,113,396
Sealed Air Corp.	47,400	2,121,624
		4,235,020

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. *	14,054	1,085,109
ServiceMaster Global Holdings, Inc. *	45,062	1,765,980
		2,851,089

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	92,745	4,141,992

Electric Utilities - 0.3%
Portland General Electric Co.	18,544	847,275

Electrical Equipment - 0.4%
Hubbell, Inc.	10,325	1,168,480

Electronic Equipment & Instruments - 0.9%
Avnet, Inc.	71,732	2,788,940

Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc.	50,071	1,649,339
Oceaneering International, Inc.	60,553	1,383,030
TechnipFMC plc *	78,445	2,133,704
US Silica Holdings, Inc.	31,820	1,129,292
		6,295,365

Equity Real Estate Investment Trusts (REITs) - 1.8%
CubeSmart	105,877	2,545,283
Equity Residential	33,050	2,175,682
Extra Space Storage, Inc.	16,200	1,263,600
		5,984,565

Food & Staples Retailing - 1.2%
CVS Health Corp.	9,700	780,462
Performance Food Group Co. *	118,685	3,251,969
		4,032,431

Food Products - 1.5%
Mondelez International, Inc., Class A	44,712	1,931,111
Pinnacle Foods, Inc.	50,392	2,993,285
		4,924,396

Gas Utilities - 0.3%
UGI Corp.	21,192	1,025,905

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Health Care Equipment & Supplies - 0.7%
Danaher Corp.	28,024	2,364,945

Health Care Providers & Services - 2.4%
Envision Healthcare Corp. *	56,600	3,547,122
Humana, Inc.	12,300	2,959,626
McKesson Corp.	7,845	1,290,816
		7,797,564

Household Durables - 1.0%
Newell Brands, Inc.	58,982	3,162,615

Household Products - 0.6%
Colgate-Palmolive Co.	28,300	2,097,879

Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	30,956	1,145,062

Industrial Conglomerates - 0.6%
General Electric Co.	74,623	2,015,567

Insurance - 3.4%
American Financial Group, Inc.	30,983	3,078,781
Chubb Ltd.	30,506	4,434,962
First American Financial Corp.	78,001	3,485,865
		10,999,608

Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. *	3,389	3,280,552

Internet Software & Services - 4.0%
Alphabet, Inc., Class C *	6,125	5,565,971
eBay, Inc. *	99,722	3,482,292
Facebook, Inc., Class A *	26,831	4,050,945
		13,099,208

IT Services - 2.2%
Amdocs Ltd.	49,308	3,178,394
Cognizant Technology Solutions Corp., Class A	15,400	1,022,560
Genpact Ltd.	109,600	3,050,168
		7,251,122

Life Sciences - Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	10,018	1,747,841

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Machinery - 1.1%
Fortive Corp.	33,636	2,130,840
Milacron Holdings Corp. *	78,918	1,388,168
		3,519,008

Media - 2.4%
Time Warner, Inc.	43,800	4,397,958
Walt Disney Co. (The)	32,023	3,402,444
		7,800,402

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	26,941	1,961,574

Multi-Utilities - 1.0%
CMS Energy Corp.	37,585	1,738,306
Sempra Energy	12,508	1,410,277
		3,148,583

Oil, Gas & Consumable Fuels - 0.8%
ONEOK, Inc.	49,313	2,572,166

Personal Products - 1.2%
Estee Lauder Cos., Inc. (The), Class A	22,084	2,119,622
Unilever plc	35,400	1,915,773
		4,035,395

Pharmaceuticals - 2.9%
Eli Lilly & Co.	8,123	668,523
Jazz Pharmaceuticals plc *	13,477	2,095,673
Johnson & Johnson	26,290	3,477,904
Pfizer, Inc.	93,513	3,141,102
		9,383,202

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	20,600	2,227,890

Road & Rail - 0.5%
Norfolk Southern Corp.	14,684	1,787,043

Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Ltd.	4,671	1,088,577
Intel Corp.	67,365	2,272,895
NXP Semiconductors NV *	10,706	1,171,772
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	26,400	922,944
Texas Instruments, Inc.	20,251	1,557,909
		7,014,097

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	SHARES	VALUE ($)
COMMON STOCKS - CONT’D
Software - 2.2%
Adobe Systems, Inc. *	7,363	1,041,423
Intuit, Inc.	8,852	1,175,634
Microsoft Corp.	30,393	2,094,990
Oracle Corp.	57,789	2,897,540
		7,209,587

Specialty Retail - 0.6%
Advance Auto Parts, Inc.	16,755	1,953,466

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	43,672	6,289,641

Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. *	37,400	2,231,658
NIKE, Inc., Class B	19,800	1,168,200
		3,399,858

Total Common Stocks (Cost $180,616,344)		194,490,033

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 8.1%
Automobile - 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, 2/20/20 (a)	1,030,000	1,040,854
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	550,000	552,398
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (a)	310,000	309,664
Ford Credit Auto Lease Trust, Series 2015-B, Class A3, 1.38%, 12/15/18	1,000,623	1,000,621
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (a)	200,000	200,651
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	106,655	106,719
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	300,000	303,127
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	550,000	547,652
		4,061,686

Other - 6.7%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	668,421	699,623
Apidos CLO XXI, Series 2015-21A, Class C, 4.708%, 7/18/27 (a)(b)	200,000	201,530
AVANT Loans Funding Trust:
Series 2016-B, Class A, 3.92%, 8/15/19 (a)	7,263	7,268
Series 2016-C, Class A, 2.96%, 9/16/19 (a)	31,659	31,674
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	946,242	954,775
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	350,000	353,206
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	80,708	81,744

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	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	1,035,121	1,033,955
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	65,000	66,149
Colony American Homes, Series 2014-1A, Class B, 2.559%, 5/17/31 (a)(b)	200,000	200,427
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 3.859%, 7/17/33 (a)(b)	150,000	155,040
Series 2016-1A, Class D, 4.309%, 7/17/33 (a)(b)	151,000	155,253
Conn Funding II LP:
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	63,114	63,573
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	255,808	256,241
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	200,000	203,827
Series 2017-A, Class A, 2.73%, 5/15/20 (a)	244,693	245,040
Series 2017-A, Class B, 5.11%, 5/15/20 (a)	635,000	637,725
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	278,065	279,202
Consumer Loan Underlying Bond Credit Trust, Series 2017-NP1, Class A, 2.39%, 4/17/23 (a)	160,000	160,171
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	1,055,700	1,064,347
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (a)	245,000	245,516
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	492,500	491,374
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	148,875	152,429
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.882%, 8/15/28 (a)(b)	250,000	250,247
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	107,142	105,213
Series 2014-1A, Class A2, 3.668%, 4/19/44 (a)	300,000	297,768
Series 2014-1A, Class B1, 4.406%, 4/19/44 (a)	350,000	339,953
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	600,000	596,192
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	140,000	142,270
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	180,000	186,341
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	384,834	384,375
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	94,710	95,126
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	8,510	8,509
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	134,483	134,742
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	25,000	25,847
Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.209%, 6/17/32 (a)(b)	100,000	100,483
Series 2015-SFR2, Class E, 4.151%, 6/17/32 (a)(b)	400,000	405,234
Series 2015-SFR3, Class D, 3.74%, 8/17/32 (a)(b)	200,000	201,757
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	166,092	166,161
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	150,000	150,171
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	45,145	45,261
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)	100,000	100,525
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	697,567	699,236
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (a)	250,000	252,050
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(b)	214,679	216,265
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	49,866	50,221
Progress Residential Trust:
Series 2016-SFR1, Class B, 3.209%, 9/17/33 (a)(b)	260,000	264,435
Series 2016-SFR1, Class C, 3.709%, 9/17/33 (a)(b)	175,000	180,065
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.56%, 6/15/23 (a)	200,000	200,689

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	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	203,858	203,953
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	49,181	49,257
Series 2014-2A, Class B, 2.40%, 6/20/31 (a)	523,239	522,154
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	75,804	75,989
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	472,093	469,408
Series 2014-1, Class A, 4.59%, 4/20/44 (a)	251,513	250,268
Series 2014-2, Class A, 4.02%, 7/20/44 (a)	556,417	543,310
Series 2014-2, Class B, 5.44%, 7/20/44 (a)	953,465	895,165
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)	1,198,817	1,207,382
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	300,000	302,684
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	190,148	188,737
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	590,750	605,173
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (a)	375,052	357,759
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	855,000	859,730
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	300,000	300,551
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	37,366	37,418
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	114,230	114,795
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	147,271	148,262
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	1,146,578	1,159,590
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	393,000	403,839
		22,034,649

Student Loan - 0.2%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (a)	244,470	244,645
Social Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	185,616	186,732
Series 2014-B, Class A1, 2.241%, 8/25/32 (a)(b)	82,321	83,623
		515,000

Total Asset-Backed Securities (Cost $26,563,490)		26,611,335

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.2%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.516%, 7/25/25 (a)(b)	358,794	364,719
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.816%, 5/25/24 (b)	300,000	317,369
Series 2014-C03, Class 2M2, 4.116%, 7/25/24 (b)	400,000	422,940
Series 2016-C05, Class 2M1, 2.566%, 1/25/29 (b)	150,145	151,395
Series 2016-C04, Class 1M1, 2.666%, 1/25/29 (b)	662,845	671,248
Series 2016-C06, Class 1M2, 5.466%, 4/25/29 (b)	200,000	220,854
Series 2017-C01, Class 1B1, 6.966%, 7/25/29 (b)	35,000	39,865
Series 2017-C02, Class 2B1, 6.716%, 9/25/29 (b)	63,600	70,022

11 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - CONT’D
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.466%, 5/25/25 (b)	493,000	544,175
Series 2015-HQA2, Class M2, 4.016%, 5/25/28 (b)	347,967	360,358
Series 2016-DNA2, Class M2, 3.416%, 10/25/28 (b)	300,000	306,247
Series 2016-DNA2, Class B, 11.716%, 10/25/28 (b)	249,842	314,639

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $3,531,808)		3,783,831

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.159%, 5/15/32 (a)(b)	100,000	100,161
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.659%, 8/15/29 (a)(b)	500,000	501,227
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 3.009%, 12/15/27 (a)(b)	400,000	400,629
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.559%, 9/15/27 (a)(b)	300,000	299,382
CLNS Trust, Series 2017-IKPR, Class B, 2.087%, 6/11/32 (a)(b)	600,000	601,220
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	56,692	56,499
COMM Mortgage Trust, Series 2013-THL, Class C, 3.089%, 6/8/30 (a)(b)	550,000	551,354
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (a)	200,000	197,335
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	300,000	300,901
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	200,000	198,153
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	965,000	967,428
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	310,000	303,653
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	183,254	182,771
TRU Trust:
Series 2016-TOYS, Class A, 3.377%, 11/15/30 (a)(b)	665,491	667,018
Series 2016-TOYS, Class B, 4.277%, 11/15/30 (a)(b)	365,000	368,044
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (a)(b)	450,000	432,985

Total Commercial Mortgage-Backed Securities (Cost $6,093,677)		6,128,760

CORPORATE BONDS - 18.4%
Basic Materials - 0.2%
Sherwin-Williams Co. (The), 2.25%, 5/15/20	600,000	601,711

Communications - 2.0%
AT&T, Inc.:
3.80%, 3/1/24	255,000	261,653
4.125%, 2/17/26	650,000	667,662
4.75%, 5/15/46	320,000	315,443
CBS Corp., 2.90%, 1/15/27	290,000	275,263
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	425,000	437,750
Comcast Corp., 3.20%, 7/15/36	480,000	450,778
Crown Castle Towers LLC, 3.663%, 5/15/25 (a)	250,000	258,750

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	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	213,119
Sprint Communications, Inc., 8.375%, 8/15/17	1,345,000	1,356,769
Telefonica Emisiones SAU, 3.192%, 4/27/18	400,000	404,316
Time Warner Cable LLC, 4.00%, 9/1/21	200,000	209,231
Time Warner, Inc., 4.90%, 6/15/42	300,000	309,934
Verizon Communications, Inc.:
1.75%, 8/15/21	265,000	256,547
2.45%, 11/1/22	305,000	299,298
3.50%, 11/1/24	490,000	495,848
4.862%, 8/21/46	270,000	270,981
		6,483,342

Consumer, Cyclical - 3.1%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	393,520	406,604
Series B, 5.60%, 1/15/22 (a)	327,038	342,163
4.40%, 3/22/25	399,215	405,203
Series B, 5.25%, 7/15/25	320,713	334,728
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	100,000	106,875
Coach, Inc.:
3.00%, 7/15/22	484,000	477,704
4.125%, 7/15/27	111,000	110,107
CVS Health Corp., 5.125%, 7/20/45	140,000	161,343
CVS Pass-Through Trust, 6.036%, 12/10/28	474,403	535,942
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	108,964	113,391
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	25,000	23,750
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	150,000	150,826
2.875%, 10/1/18	1,191,000	1,203,204
2.262%, 3/28/19	250,000	250,796
2.104%, 11/4/19 (b)	400,000	402,113
2.018%, 6/12/20 (b)	220,000	220,136
2.425%, 6/12/20	323,000	322,930
3.336%, 3/18/21	500,000	510,051
4.134%, 8/4/25	375,000	382,157
Home Depot, Inc. (The), 4.20%, 4/1/43	400,000	426,308
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	208,283	205,940
4.20%, 8/15/29	231,635	230,900
New Albertsons, Inc., 7.75%, 6/15/26	25,000	25,187
Newell Brands, Inc., 3.85%, 4/1/23	275,000	289,059
Nordstrom, Inc.:
4.00%, 3/15/27 (c)	240,000	235,344
5.00%, 1/15/44	247,000	236,476
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	292,883	294,938
Staples, Inc., 2.75%, 1/12/18	276,000	277,074

13 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Starbucks Corp., 2.45%, 6/15/26	250,000	241,428
Virgin Australia Pass-Through Trust:
7.125%, 10/23/18 (a)	5,858	6,001
6.00%, 4/23/22 (a)	256,271	263,959
5.00%, 4/23/25 (a)	107,259	112,085
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	270,000	269,970
Whirlpool Corp.:
3.70%, 3/1/23	400,000	414,336
3.70%, 5/1/25	200,000	207,335
Wyndham Worldwide Corp.:
4.15%, 4/1/24	120,000	123,403
4.50%, 4/1/27	54,000	55,781
		10,375,547

Consumer, Non-cyclical - 1.4%
Abbott Laboratories, 2.90%, 11/30/21	110,000	111,159
Amgen, Inc., 4.663%, 6/15/51	447,000	476,228
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	231,653
2.894%, 6/6/22	231,000	231,547
3.363%, 6/6/24	360,000	361,238
3.70%, 6/6/27	300,000	301,077
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (a)	300,000	309,678
4.875%, 6/27/44 (a)	300,000	302,827
Hertz Corp. (The), 6.75%, 4/15/19 (c)	50,000	49,765
Kaiser Foundation Hospitals, 3.15%, 5/1/27	437,000	437,874
Kraft Heinz Foods Co., 5.20%, 7/15/45	300,000	326,533
Life Technologies Corp., 6.00%, 3/1/20	300,000	327,134
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	218,035
MEDNAX, Inc., 5.25%, 12/1/23 (a)	75,000	77,437
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	305,000	302,692
3.20%, 9/23/26	225,000	220,475
Unilever Capital Corp., 1.80%, 5/5/20	292,000	291,560
		4,576,912

Financial - 8.1%
Air Lease Corp., 3.00%, 9/15/23	175,000	174,213
Ally Financial, Inc.:
6.25%, 12/1/17	560,000	570,388
3.25%, 2/13/18	800,000	807,000
3.60%, 5/21/18	600,000	608,250
American Tower Corp.:
3.45%, 9/15/21	285,000	294,161
3.375%, 10/15/26	300,000	294,127

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 14

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Bank of America Corp.:
2.00%, 1/11/18	739,000	740,232
1.95%, 5/12/18	670,000	670,856
2.336%, 10/21/22 (b)	398,000	404,352
2.503%, 10/21/22	1,375,000	1,358,925
3.875%, 8/1/25	840,000	869,970
3.824% to 1/20/27, floating rate thereafter to 1/20/28	1,385,000	1,410,880
Capital One Bank, 2.25%, 2/13/19	200,000	200,617
Capital One Financial Corp.:
2.50%, 5/12/20	293,000	294,444
4.20%, 10/29/25	300,000	303,053
3.75%, 7/28/26	335,000	327,556
Capital One NA, 2.35%, 8/17/18	340,000	341,462
Citigroup, Inc.:
1.70%, 4/27/18	840,000	839,333
2.65%, 10/26/20	440,000	444,522
2.289%, 12/8/21	150,000	151,425
2.75%, 4/25/22	370,000	370,431
3.887% to 1/10/27, floating rate thereafter to 1/10/28	1,735,000	1,765,498
Citizens Bank NA:
2.25%, 3/2/20	250,000	249,909
2.55%, 5/13/21	200,000	200,327
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23	590,000	607,825
2.375%, 7/28/21	170,000	168,675
Compass Bank, 1.85%, 9/29/17	250,000	250,071
Credit Acceptance Corp.:
6.125%, 2/15/21	120,000	123,600
7.375%, 3/15/23	300,000	313,500
DDR Corp.:
4.75%, 4/15/18	300,000	305,919
3.625%, 2/1/25	300,000	285,887
Digital Realty Trust LP, 4.75%, 10/1/25	260,000	280,141
Discover Financial Services:
3.85%, 11/21/22	500,000	512,613
3.95%, 11/6/24	200,000	203,426
Goldman Sachs Group, Inc. (The):
2.023%, 12/27/20 (b)	310,000	310,643
2.908% to 6/5/22, floating rate thereafter to 6/5/23	1,000,000	997,167
ING Bank NV, 2.00%, 11/26/18 (a)	450,000	450,479
International Finance Corp., 1.75%, 3/30/20	320,000	320,548
iStar, Inc.:
4.00%, 11/1/17	870,000	870,544
6.00%, 4/1/22	367,000	377,093

15 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Morgan Stanley:
1.982%, 2/14/20 (b)	140,000	140,607
2.80%, 6/16/20	1,000,000	1,015,587
4.875%, 11/1/22	260,000	282,593
2.553%, 10/24/23 (b)	260,000	264,710
4.00%, 7/23/25	325,000	339,595
3.125%, 7/27/26	640,000	623,032
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	75,000	79,031
Orchestra Borrower LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (a)	31,000	32,020
PNC Bank NA, 2.70%, 11/1/22	500,000	500,441
Prudential Financial, Inc., 8.875% to 6/15/18, floating rate thereafter to 6/15/68	350,000	372,859
Synchrony Financial:
1.875%, 8/15/17	1,000,000	1,000,239
2.58%, 11/9/17 (b)	55,000	55,177
3.00%, 8/15/19	557,000	565,152
Toronto-Dominion Bank (The), 1.75%, 7/23/18	450,000	450,816
Vornado Realty LP, 2.50%, 6/30/19	375,000	378,152
Willis North America, Inc., 3.60%, 5/15/24	248,000	250,805
		26,420,878

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	300,000	298,307

Industrial - 1.3%
Carlisle Cos., Inc., 3.75%, 11/15/22	435,000	439,081
Johnson Controls International plc, 4.625%, 7/2/44 (b)	225,000	242,948
Keysight Technologies, Inc., 4.60%, 4/6/27	369,000	388,411
Masco Corp.:
4.45%, 4/1/25	100,000	107,310
3.50%, 11/15/27	210,000	208,639
6.50%, 8/15/32	40,000	49,065
Owens Corning, 3.40%, 8/15/26	230,000	227,037
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	375,000	384,496
Pentair Finance SA, 1.875%, 9/15/17	700,000	700,309
SBA Tower Trust:
2.24%, 4/9/43 (a)	220,000	219,937
2.877%, 7/10/46 (a)	300,000	299,385
3.722%, 4/9/48 (a)	660,000	673,669
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	260,000	255,504
		4,195,791

Technology - 2.2%
Apple, Inc.:
3.25%, 2/23/26	175,000	178,346
3.00%, 6/20/27	417,000	415,485
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	214,838
CA, Inc., 4.70%, 3/15/27	250,000	255,614

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 16

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (a)	1,090,000	1,116,035
6.02%, 6/15/26 (a)	550,000	606,921
Dun & Bradstreet Corp. (The), 3.50%, 12/1/17	400,000	402,133
DXC Technology Co., 2.875%, 3/27/20 (a)	139,000	140,829
EMC Corp., 1.875%, 6/1/18	660,000	656,455
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	373,000	374,008
2.85%, 10/5/18	870,000	877,734
Intel Corp., 3.10%, 7/29/22	200,000	207,321
Microsoft Corp.:
2.40%, 8/8/26	285,000	274,640
4.45%, 11/3/45	250,000	279,267
Oracle Corp.:
2.40%, 9/15/23	100,000	98,773
2.65%, 7/15/26	230,000	220,986
QUALCOMM, Inc., 2.90%, 5/20/24	600,000	599,172
Seagate HDD Cayman:
4.875%, 3/1/24 (a)	235,000	239,346
4.875%, 6/1/27	215,000	215,152
		7,373,055

Total Corporate Bonds (Cost $59,714,124)		60,325,543

FLOATING RATE LOANS (d) - 0.0% (e)
Consumer, Cyclical - 0.0% (e)
VFH Parent LLC, Term Loan, 12/30/21 (f)	15,000	15,119

Financial - 0.0% (e)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 *(b)(g)(h)(i)	385,345	10,211

Total Floating Rate Loans (Cost $400,326)		25,330

TAXABLE MUNICIPAL OBLIGATIONS - 1.0%
General Obligations - 0.4%
Commonwealth of Massachusetts, Green Bonds, 3.277%, 6/1/46	325,000	307,463
Los Angeles California Unified School District, 5.75%, 7/1/34 (j)	450,000	570,168
New York City, 5.206%, 10/1/31 (j)	470,000	554,807
		1,432,438

Special Tax Revenue - 0.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (j)	300,000	344,391
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (j)	600,000	743,784
New York State Dormitory Authority, Personal Income Tax Revenue Bonds, 5.289%, 3/15/33 (j)	400,000	469,256
		1,557,431

	PRINCIPAL AMOUNT ($)	VALUE ($)
TAXABLE MUNICIPAL OBLIGATIONS - CONT’D
Water and Sewer - 0.1%
New York State Environmental Facilities Corp. Clean Water and Drinking Water Revenue Bonds, (New York City Municipal Water Finance Authority), 1.271%, 6/15/18	430,000	429,561

Total Taxable Municipal Obligations (Cost $3,360,079)		3,419,430

SOVEREIGN GOVERNMENT BONDS - 0.2%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	490,000	505,313

Total Sovereign Government Bonds (Cost $489,400)		505,313

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	448,338	451,417

Total U.S. Government Agencies and Instrumentalities (Cost $448,338)		451,417

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Fannie Mae:
2.65%, 6/1/26	344,342	343,227
2.68%, 7/1/26	350,000	347,362
2.877%, 2/25/27 (b)	322,562	327,693
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 6/25/27	275,000	273,958

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,304,620)		1,292,240

U.S. TREASURY OBLIGATIONS - 7.8%
U.S. Treasury Bonds:
2.25%, 8/15/46	8,529,000	7,523,184
2.875%, 11/15/46	2,155,000	2,171,035
3.00%, 2/15/47	170,000	175,704
U.S. Treasury Notes:
0.75%, 10/31/17	3,835,000	3,830,743
1.50%, 5/15/20	1,750,000	1,748,121
1.75%, 5/31/22	2,670,000	2,654,356
2.375%, 5/15/27	7,265,000	7,312,964

Total U.S. Treasury Obligations (Cost $25,240,916)		25,416,107

COMMERCIAL PAPER - 0.2%
Vodafone Group plc, 1.60%, 9/12/17 (a)	570,000	568,214

Total Commercial Paper (Cost $568,151)		568,214

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	4,704,688	4,704,688

Total Time Deposit (Cost $4,704,688)		4,704,688

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	290,255	290,255

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $290,255)		290,255

TOTAL INVESTMENTS (Cost $313,326,216) - 100.2%		328,012,496
Other assets and liabilities, net - (0.2%)		(575,848)
NET ASSETS - 100.0%		327,436,648

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $39,080,182, which represents 11.9% of the net assets of the Portfolio as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $282,895 as of June 30, 2017.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2017. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Amount is less than 0.05%.
(f) This floating rate loan will settle after June 30, 2017, at which time the interest rate will be determined.
(g) Restricted security. Total market value of restricted securities amounts to $10,211, which represents less than 0.05% of the net assets of the Portfolio as of June 30, 2017.
(h) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(i) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(j) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:
ADR:	American Depositary Receipt

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements.

17 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 18

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	4,704,688	4,704,688

Total Time Deposit (Cost $4,704,688)		4,704,688

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	290,255	290,255

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $290,255)		290,255

TOTAL INVESTMENTS (Cost $313,326,216) - 100.2%		328,012,496
Other assets and liabilities, net - (0.2%)		(575,848)
NET ASSETS - 100.0%		327,436,648

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $39,080,182, which represents 11.9% of the net assets of the Portfolio as of June 30, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $282,895 as of June 30, 2017.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2017. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Amount is less than 0.05%.
(f) This floating rate loan will settle after June 30, 2017, at which time the interest rate will be determined.
(g) Restricted security. Total market value of restricted securities amounts to $10,211, which represents less than 0.05% of the net assets of the Portfolio as of June 30, 2017.
(h) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(i) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(j) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:
ADR:	American Depositary Receipt

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements.

19 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP SRI BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $313,326,216) - including $282,895 of securities on loan	$328,012,496
Cash	337,157
Cash denominated in foreign currency, at value (cost $6,257)	6,279
Receivable for investments sold	4,649,902
Receivable for capital shares sold	330,337
Dividends and interest receivable	981,488
Securities lending income receivable	233
Tax reclaims receivable	8,804
Receivable from affiliate	594
Directors' deferred compensation plan	177,412
Other assets	3,848
Total assets	334,508,550

LIABILITIES
Payable for investments purchased	6,215,658
Payable for capital shares redeemed	110,977
Deposits for securities loaned	290,255
Payable to affiliates:
Investment advisory fee	110,747
Administrative fee	32,414
Distribution and service fees	167
Sub-transfer agency fee	2,016
Directors' deferred compensation plan	177,412
Other	3,848
Accrued expenses	128,408
Total liabilities	7,071,902
NET ASSETS	$327,436,648

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(1,000,000,000 shares of $0.01 par value authorized)	$277,280,636
Accumulated undistributed net investment income	9,659,415
Accumulated undistributed net realized gain	25,810,317
Net unrealized appreciation (depreciation)	14,686,280
Total	$327,436,648

NET ASSET VALUE PER SHARE
Class I (based on net assets of $326,621,808 and 151,145,529 shares outstanding)	$2.16
Class F (based on net assets of $814,840 and 373,770 shares outstanding)	$2.18
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $7,207)	$2,131,749
Interest income	2,011,035
Securities lending income, net	5,241
Total investment income	4,148,025

EXPENSES
Investment advisory fee	668,745
Administrative fee	195,730
Distribution and service fees:
Class F	912
Directors' fees and expenses	6,438
Custodian fees	42,102
Transfer agency fees and expenses:
Class I	79,948
Class F	1,674
Accounting fees	47,885
Professional fees	20,228
Reports to shareholders	16,255
Miscellaneous	22,804
Total expenses	1,102,721
Waiver and/or reimbursement of expenses by affiliates	(836)
Reimbursement of expenses-other	(3,848)
Net expenses	1,098,037
Net investment income (loss)	3,049,988

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	22,787,573
Futures contracts	(151,004)
Foreign currency transactions	(5,534)
22,631,035

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(8,711,663)
Futures contracts	(21,061)
(8,732,724)

Net realized and unrealized gain (loss)	13,898,311

Net increase (decrease) in net assets resulting from operations	$16,948,299
See notes to financial statements.

21 www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP SRI BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$3,049,988	$6,652,902
Net realized gain (loss)	22,631,035	3,216,407
Net change in unrealized appreciation (depreciation)	(8,732,724)	14,499,331
Net increase (decrease) in net assets resulting from operations	16,948,299	24,368,640

Distributions to shareholders from:
Net investment income:
Class I shares	—	(5,935,285)
Class F shares	—	(10,935)
Net realized gain:
Class I shares	—	(9,026,358)
Class F shares	—	(16,116)
Total distributions to shareholders	—	(14,988,694)

Capital share transactions:
Shares sold:
Class I shares	6,111,747	13,606,444
Class F shares	260,096	232,055
Reinvestment of distributions:
Class I shares	—	14,961,643
Class F shares	—	27,051
Shares redeemed:
Class I shares	(22,041,948)	(35,974,291)
Class F shares	(67,643)	(7,229)
Total capital share transactions	(15,737,748)	(7,154,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,210,551	2,225,619

NET ASSETS
Beginning of period	326,226,097	324,000,478
End of period (including accumulated undistributed net investment income of $9,659,415 and $6,609,427, respectively)	$327,436,648	$326,226,097
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Shares sold:
Class I shares	2,886,766	6,627,649
Class F shares	122,178	113,639
Reinvestment of distributions:
Class I shares	—	7,280,605
Class F shares	—	13,018
Shares redeemed:
Class I shares	(10,394,029)	(17,503,831)
Class F shares	(31,788)	(3,413)
Total capital share activity	(7,416,873)	(3,472,333)
See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,
CLASS I SHARES			2016 (a)	2015 (a)		2014 (a)	2013	2012
Net asset value, beginning	$2.05		$2.00	$2.05		$2.04	$1.91	$1.75
Income from investment operations:
Net investment income	0.02		0.04	0.04		0.03	0.02	0.02
Net realized and unrealized gain (loss)	0.09		0.11	(0.08)		0.16	0.32	0.16
Total from investment operations	0.11		0.15	(0.04)		0.19	0.34	0.18
Distributions from:
Net investment income	—		(0.04)	—	(b)	(0.03)	(0.02)	(0.02)
Net realized gain	—		(0.06)	(0.01)		(0.15)	(0.19)	—
Total distributions	—		(0.10)	(0.01)		(0.18)	(0.21)	(0.02)
Total increase (decrease) in net asset value	0.11		0.05	(0.05)		0.01	0.13	0.16
Net asset value, ending	$2.16		$2.05	$2.00		$2.05	$2.04	$1.91
Total return (c)	5.37%		7.58%	(1.90%)		9.60%	18.00%	10.51%
Ratios to average net assets: (d)
Total expenses	0.67%	(e)	0.75%	0.85%		0.86%	0.90%	0.90%
Net expenses	0.67%	(e)	0.70%	0.84%		0.86%	0.90%	0.90%
Net investment income	1.87%	(e)	2.06%	1.73%		1.58%	1.07%	1.10%
Portfolio turnover	83%		129%	90%		97%	161%	150%
Net assets, ending (in thousands)	$326,622		$325,638	$323,676		$354,585	$339,494	$305,198

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(e) Annualized.

See notes to financial statements.

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CALVERT VP SRI BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a) (Unaudited)		Year Ended December 31,			Period Ended December 31, 2013 (b)
CLASS F SHARES			2016 (a)	2015 (a)	2014 (a)
Net asset value, beginning	$2.08		$2.03	$2.09	$2.06	$2.22
Income from investment operations:
Net investment income	0.02		0.03	0.03	0.03	0.01
Net realized and unrealized gain (loss)	0.08		0.12	(0.08)	0.16	0.02
Total from investment operations	0.10		0.15	(0.05)	0.19	0.03
Distributions from:
Net investment income	—		(0.04)	—	(0.01)	—	(c)
Net realized gain	—		(0.06)	(0.01)	(0.15)	(0.19)
Total distributions	—		(0.10)	(0.01)	(0.16)	(0.19)
Total increase (decrease) in net asset value	0.10		0.05	(0.06)	0.03	(0.16)
Net asset value, ending	$2.18		$2.08	$2.03	$2.09	$2.06
Total return (d)	4.81%		7.14%	(2.46%)	9.18%	1.31%
Ratios to average net assets (e)
Total expenses	1.33%	(f)	1.40%	1.74%	14.91%	1.15%	(f)
Net expenses	1.10%	(f)	1.10%	1.15%	1.15%	1.15%	(f)
Net investment income	1.43%	(f)	1.65%	1.49%	1.36%	0.99%	(f)
Portfolio turnover	83%		129%	90%	97%	161%
Net assets, ending (in thousands)	$815		$588	$324	$35	$2

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 18, 2013 inception.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(f) Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Corporation”) was organized as a Maryland corporation on September 27, 1982, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates two (2) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP SRI Balanced Portfolio (the “Portfolio”). The Corporation is authorized to issue 32.5 billion shares of common stock, $0.01 par value per share, of which 1 billion shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is diversified, is to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of

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trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
The Calvert Funds adopted amended Valuation Policies and Procedures effective June 21, 2017 to align them with valuation policies used by other funds managed by the Adviser. The amended Valuation Policies and Procedures primarily changed from the use of bid price to the mean of the bid and asked price for debt securities and resulted in an increase in the Portfolio’s NAV per share of less than $0.01.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

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The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3*	TOTAL
Common Stocks
Consumer Discretionary	$24,830,397	$—		$—	$24,830,397
Consumer Staples	16,044,947	1,915,773		—	17,960,720
Energy	8,867,531	—		—	8,867,531
Financials	27,883,578	—		—	27,883,578
Health Care	28,526,132	—		—	28,526,132
Industrials	16,917,663	2,024,931		—	18,942,594
Information Technology	44,989,105	—		—	44,989,105
Materials	6,196,594	—		—	6,196,594
Real Estate	5,984,565	—		—	5,984,565
Telecommunication Services	4,141,992	—		—	4,141,992
Utilities	6,166,825	—		—	6,166,825
Total Common Stocks	190,549,329	3,940,704	**	—	194,490,033
Asset-Backed Securities	—	26,611,335		—	26,611,335
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	3,783,831		—	3,783,831
Commercial Mortgage-Backed Securities	—	6,128,760		—	6,128,760
Corporate Bonds	—	60,325,543		—	60,325,543
Floating Rate Loans	—	15,119		10,211	25,330
Taxable Municipal Obligations	—	3,419,430		—	3,419,430
Sovereign Government Bonds	—	505,313		—	505,313
U.S. Government Agencies and Instrumentalities	—	451,417		—	451,417
U.S. Government Agency Mortgage-Backed Securities	—	1,292,240		—	1,292,240
U.S. Treasury Obligations	—	25,416,107		—	25,416,107
Commercial Paper	—	568,214		—	568,214
Time Deposit	—	4,704,688		—	4,704,688
Short Term Investment of Cash Collateral for Securities Loaned	290,255	—		—	290,255
TOTAL	$190,839,584	$137,162,701		$10,211	$328,012,496

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Portfolio earns certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.

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Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Floating Rate Loans: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Portfolio may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the following annual rates of the Portfolio’s average daily net assets: 0.41% on the first $500 million, 0.36% on the next $500 million, and 0.325% on the excess of $1 billion. For the six months ended June 30, 2017, the investment advisory fee amounted to $668,745, or 0.41% (annualized) of the Portfolio’s average daily net assets.

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CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.10% of the Portfolio's average daily net assets for Class F. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $836.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2017, CRM was paid administrative fees of $195,730.
The Portfolio has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Portfolio pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Portfolio’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Portfolio, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the six months ended June 30, 2017 amounted to $912 for Class F shares
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $12,233 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $3,848, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $237,806,418 and $254,239,142, respectively. Purchases and sales of U.S. government and agency securities were $22,846,687 and $21,157,931, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$313,419,756
Gross unrealized appreciation	$20,622,526
Gross unrealized depreciation	(6,029,786)
Net unrealized appreciation (depreciation)	$14,592,740

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NOTE D — FINANCIAL INSTRUMENTS
During the six months ended June 30, 2017, the Portfolio used futures contracts to implement tactical asset allocation decisions. The Portfolio did not hold any futures contracts at June 30, 2017.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2017 was as follows:

		Statement of Operations Caption
Risk	Derivative	Net realized gain (loss) on futures contracts	Net change in unrealized appreciation (depreciation) on futures contracts
Equity Price	Futures contracts	($151,004)	($21,061)
The average notional cost of futures contracts - short outstanding during the six months ended June 30, 2017 was $1,111,153.
NOTE E — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $282,895 and the total value of collateral received was $290,255.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$290,255	$—	$—	$—	$290,255
Total					$290,255
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.

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NOTE F — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2017. Average borrowings and the weighted average interest rate (excluding fees) for the six months ended June 30, 2017 were $101,732 and 2.24%, respectively.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE G — CAPITAL SHARES
At June 30, 2017, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Portfolio, aggregating 75.4%.
NOTE H — REGULATORY MATTERS
On October 19, 2011, CIM determined that it was necessary to change the price at which one of the Portfolio’s securities was then being fair valued. CIM and the Board subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 18, 2008 through October 18, 2011 (the “Relevant Period”). These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the Relevant Period. Accordingly, in December 2011, pursuant to an agreement with the Board, CIM contributed $26,228 to the Portfolio to compensate shareholders and the Portfolio for harm caused by the prior improper valuation of securities.
The Securities and Exchange Commission (SEC) subsequently found that, in distributing the $26,228 to Portfolio shareholders, CIM did not precisely calculate Portfolio and shareholder losses in accordance with the Calvert Funds’ NAV error correction procedures. On October 18, 2016, in acceptance of CIM’s settlement proposal, the SEC issued an administrative order requiring CIM to make further distributions to affected shareholders. Such distributions are expected to commence on or about October 31, 2017. The administrative order also censured CIM and required CIM to pay a $3.9 million penalty to the SEC.
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and Calvert Investment Distributors, Inc. (CID), the Calvert Funds’ former principal underwriter, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Portfolio's shareholders. Such payments are expected to commence on or about April 27, 2018. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC.

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OFFICERS AND DIRECTORS

Officers of Calvert VP SRI Balanced Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP SRI Balanced Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

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IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24218 6.30.17

Calvert VP SRI Mid Cap Portfolio
Semiannual Report June 30, 2017

TABLE OF CONTENTS

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
19	Officers and Directors
20	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Charles B. Gaffney, Christopher Madden, CFA, and Jade Huang, each of Calvert Research and Management

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	07/16/1991	07/16/1991	5.07%	13.10%	10.23%	7.15%

Russell Midcap® Index	—	—	7.99%	16.48%	14.71%	7.66%

% Total Annual Operating Expense Ratios[3]
Gross						1.03%
Net						0.99

Fund Profile

SECTOR ALLOCATION (% of total investments)[4]		TEN LARGEST HOLDINGS (% of net assets)

Information Technology	16.3%	Extra Space Storage, Inc.	2.2%
Consumer Discretionary	14.8%	National Retail Properties, Inc.	2.1%
Financials	14.0%	Equity Residential	2.1%
Industrials	13.0%	First American Financial Corp.	1.9%
Health Care	10.4%	Alleghany Corp.	1.8%
Real Estate	10.2%	CBOE Holdings, Inc.	1.7%
Utilities	6.3%	Intuit, Inc.	1.6%
Materials	5.7%	Newell Brands, Inc.	1.6%
Consumer Staples	4.9%	Oceaneering International, Inc.	1.6%
Energy	3.9%	Fortive Corp.	1.5%
Time Deposit	0.5%	Total	18.1%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

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Endnotes and Additional Disclosures

[1]
Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]
There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.
    Fund profile subject to change due to active management.

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UNDERSTANDING YOUR FUND'S EXPENSES
Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE (1/1/17)	ENDING ACCOUNT VALUE (6/30/17)	EXPENSES PAID DURING PERIOD* (1/1/17 - 6/30/17)	ANNUALIZED EXPENSE RATIO
Actual	$1,000.00	$1,050.70	$5.03**	0.99%
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.88	$4.96**	0.99%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. Expenses shown do not include insurance-related charges.

** Absent an allocation of certain expenses to an affiliate, expenses would be higher.

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CALVERT VP SRI MID CAP PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2017 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.3%
CAE, Inc.	28,200	486,237
Hexcel Corp.	8,885	469,039
		955,276

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	7,342	504,249

Auto Components - 1.3%
Delphi Automotive plc	6,248	547,637

Banks - 4.0%
Bank of the Ozarks, Inc.	9,440	442,453
First Republic Bank	4,647	465,165
Great Western Bancorp, Inc.	7,718	314,971
KeyCorp	25,309	474,291
		1,696,880

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. *	1,824	221,926
Incyte Corp. *	1,507	189,746
Vertex Pharmaceuticals, Inc. *	1,800	231,966
		643,638

Capital Markets - 5.2%
CBOE Holdings, Inc.	7,855	717,947
E*Trade Financial Corp. *	12,203	464,080
Lazard Ltd., Class A	10,258	475,253
S&P Global, Inc.	3,609	526,878
		2,184,158

Chemicals - 1.6%
Ecolab, Inc.	3,300	438,075
PPG Industries, Inc.	2,358	259,286
		697,361

Commercial Services & Supplies - 3.0%
Brambles Ltd.	56,000	418,745
Brink's Co. (The)	6,600	442,200
Deluxe Corp.	6,200	429,164
		1,290,109

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	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
Communications Equipment - 1.0%
NETGEAR, Inc. *	9,800	422,380

Containers & Packaging - 3.2%
Crown Holdings, Inc. *	8,703	519,221
Sealed Air Corp.	11,000	492,360
WestRock Co.	5,887	333,557
		1,345,138

Distributors - 1.0%
LKQ Corp. *	12,578	414,445

Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. *	8,417	649,877
ServiceMaster Global Holdings, Inc. *	11,784	461,815
		1,111,692

Electric Utilities - 1.4%
Portland General Electric Co.	13,407	612,566

Electrical Equipment - 1.4%
AMETEK, Inc.	9,511	576,081

Electronic Equipment & Instruments - 2.3%
Avnet, Inc.	11,970	465,394
Dolby Laboratories, Inc., Class A	10,510	514,569
		979,963

Energy Equipment & Services - 3.9%
Oceaneering International, Inc.	29,217	667,316
TechnipFMC plc *	24,274	660,253
US Silica Holdings, Inc.	8,700	308,763
		1,636,332

Equity Real Estate Investment Trusts (REITs) - 10.2%
AvalonBay Communities, Inc.	3,186	612,254
DCT Industrial Trust, Inc.	9,100	486,304
Equity Residential	13,502	888,837
Extra Space Storage, Inc.	11,792	919,776
Mid-America Apartment Communities, Inc.	4,900	516,362
National Retail Properties, Inc.	22,876	894,451
		4,317,984

Food & Staples Retailing - 1.2%
Performance Food Group Co. *	19,200	526,080

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	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
Food Products - 2.5%
B&G Foods, Inc. (a)	7,857	279,709
McCormick & Co., Inc.	2,900	282,779
Pinnacle Foods, Inc.	8,633	512,800
		1,075,288

Gas Utilities - 2.6%
Southwest Gas Holdings, Inc.	6,406	468,022
UGI Corp.	12,928	625,845
		1,093,867

Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. *	15,400	426,888
Teleflex, Inc.	2,804	582,559
West Pharmaceutical Services, Inc.	4,771	450,955
		1,460,402

Health Care Providers & Services - 2.5%
Envision Healthcare Corp. *	4,800	300,816
Humana, Inc.	1,353	325,559
McKesson Corp.	2,558	420,893
		1,047,268

Hotels, Restaurants & Leisure - 0.6%
Dave & Buster's Entertainment, Inc. *	3,850	256,064

Household Durables - 1.6%
Newell Brands, Inc.	12,474	668,856

Insurance - 4.8%
Alleghany Corp. *	1,260	749,448
American Financial Group, Inc.	4,967	493,571
First American Financial Corp.	17,755	793,471
		2,036,490

Internet Software & Services - 1.8%
Akamai Technologies, Inc. *	6,509	324,213
eBay, Inc. *	12,937	451,760
		775,973

IT Services - 3.6%
Amdocs Ltd.	8,762	564,799
Genpact Ltd.	20,300	564,949
Leidos Holdings, Inc.	7,700	398,013
		1,527,761

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	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
Leisure Products - 1.2%
Mattel, Inc.	22,900	493,037

Life Sciences - Tools & Services - 0.8%
Cambrex Corp. *	5,300	316,675

Machinery - 2.7%
Fortive Corp.	10,466	663,021
ITT, Inc.	11,500	462,070
		1,125,091

Media - 1.4%
Interpublic Group of Cos., Inc. (The)	24,490	602,454

Metals & Mining - 0.9%
Reliance Steel & Aluminum Co.	5,024	365,797

Multi-Utilities - 2.2%
CMS Energy Corp.	11,018	509,582
Sempra Energy	3,864	435,666
		945,248

Personal Products - 1.1%
Estee Lauder Cos., Inc. (The), Class A	4,885	468,862

Pharmaceuticals - 2.2%
Jazz Pharmaceuticals plc *	3,500	544,250
Zoetis, Inc.	6,278	391,622
		935,872

Professional Services - 1.1%
Dun & Bradstreet Corp. (The)	4,200	454,230

Road & Rail - 1.4%
Norfolk Southern Corp.	4,967	604,484

Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	11,336	468,290
NXP Semiconductors NV *	3,103	339,623
PDF Solutions, Inc. *	25,232	415,067
Veeco Instruments, Inc. *	13,700	381,545
		1,604,525

Software - 3.7%
Blackbaud, Inc.	5,177	443,928
Ellie Mae, Inc. *	3,836	421,615
Intuit, Inc.	5,263	698,979
		1,564,522

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	SHARES	VALUE ($)
COMMON STOCKS - CONT'D
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	5,083	592,627
Burlington Stores, Inc. *	5,733	527,378
Ross Stores, Inc.	9,223	532,444
		1,652,449

Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. *	8,700	519,129

Total Common Stocks (Cost $40,589,962)		42,056,313

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 7/3/17	189,772	189,772

Total Time Deposit (Cost $189,772)		189,772

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.88%	93,951	93,951

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $93,951)		93,951

TOTAL INVESTMENTS (Cost $40,873,685) - 99.9%		42,340,036
Other assets and liabilities, net - 0.1%		28,420
NET ASSETS - 100.0%		42,368,456

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $91,634 as of June 30, 2017.
See notes to financial statements.

9 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

CALVERT VP SRI MID CAP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2017 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (identified cost $40,873,685) - including $91,634 of securities on loan	$42,340,036
Cash denominated in foreign currency, at value (cost $1,474)	1,479
Receivable for investments sold	646,170
Receivable for capital shares sold	9,232
Dividends receivable	34,354
Securities lending income receivable	42
Receivable from affiliate	2,306
Directors' deferred compensation plan	26,822
Other assets	498
Total assets	43,060,939

LIABILITIES
Payable for investments purchased	285,685
Payable for capital shares redeemed	222,705
Deposits for securities loaned	93,951
Payable to affiliates:
Investment advisory fee	22,878
Administrative fee	4,224
Sub-transfer agency fee	270
Directors' deferred compensation plan	26,822
Other	498
Accrued expenses	35,450
Total liabilities	692,483
NET ASSETS	$42,368,456

NET ASSETS CONSIST OF:
Paid-in capital applicable to common stock
(1,000,000,000 shares of $0.01 par value authorized)	$36,461,133
Accumulated undistributed net investment income	420,416
Accumulated undistributed net realized gain	4,020,556
Net unrealized appreciation (depreciation)	1,466,351
Total	$42,368,456

NET ASSET VALUE PER SHARE (based on net assets of $42,368,456 and 1,399,031 shares outstanding)	$30.28
See notes to financial statements.

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CALVERT VP SRI MID CAP PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $247)	$341,626
Interest income	184
Securities lending income, net	297
Total investment income	342,107

EXPENSES
Investment advisory fee	141,938
Administrative fee	26,204
Directors' fees and expenses	1,280
Custodian fees	7,627
Transfer agency fees and expenses	14,036
Accounting fees	8,501
Professional fees	10,075
Reports to shareholders	7,485
Miscellaneous	3,340
Total expenses	220,486
Waiver and/or reimbursement of expenses by affiliate	(3,282)
Reimbursement of expenses-other	(498)
Net expenses	216,706
Net investment income (loss)	125,401

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities - unaffiliated issuers	4,302,932
Foreign currency transactions	(2,226)
4,300,706

Net change in unrealized appreciation (depreciation) on:
Investment securities - unaffiliated issuers	(2,227,413)
Foreign currency	54
(2,227,359)

Net realized and unrealized gain (loss)	2,073,347

Net increase (decrease) in net assets resulting from operations	$2,198,748
See notes to financial statements.

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CALVERT VP SRI MID CAP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	Six Months Ended June 30, 2017(Unaudited)	Year Ended December 31, 2016
Operations:
Net investment income (loss)	$125,401	$318,101
Net realized gain (loss)	4,300,706	(218,163)
Net change in unrealized appreciation (depreciation)	(2,227,359)	3,148,822
Net increase (decrease) in net assets resulting from operations	2,198,748	3,248,760

Distributions to shareholders from:
Net realized gain	—	(6,094,326)
Total distributions to shareholders	—	(6,094,326)

Capital share transactions:
Shares sold	1,610,365	4,516,715
Reinvestment of distributions	—	6,094,326
Shares redeemed	(6,913,556)	(11,876,211)
Total capital share transactions	(5,303,191)	(1,265,170)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,104,443)	(4,110,736)

NET ASSETS
Beginning of period	45,472,899	49,583,635
End of period (including accumulated undistributed net investment income of $420,416 and $295,015, respectively)	$42,368,456	$45,472,899

CAPITAL SHARE ACTIVITY
Shares sold	54,340	146,259
Reinvestment of distributions	—	211,388
Shares redeemed	(233,255)	(378,424)
Total capital share activity	(178,915)	(20,777)
See notes to financial statements.

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CALVERT VP SRI MID CAP PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2017 (a)(Unaudited)		Year Ended December 31,
			2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$28.82		$31.01	$33.17	$37.74	$32.66	$31.66
Income from investment operations:
Net investment income (loss)	0.08		0.21	(0.02)	(0.02)	(0.12)	(0.06)
Net realized and unrealized gain (loss)	1.38		2.05	(1.06)	3.15	9.75	5.27
Total from investment operations	1.46		2.26	(1.08)	3.13	9.63	5.21
Distributions from:
Net realized gain	—		(4.45)	(1.08)	(7.70)	(4.55)	(4.21)
Total distributions	—		(4.45)	(1.08)	(7.70)	(4.55)	(4.21)
Total increase (decrease) in net asset value	1.46		(2.19)	(2.16)	(4.57)	5.08	1.00
Net asset value, ending	$30.28		$28.82	$31.01	$33.17	$37.74	$32.66
Total return (b)	5.07%		7.27%	(3.31%)	8.09%	29.90%	16.75%
Ratios to average net assets: (c)
Total expenses	1.01%	(d)	1.07%	1.10%	1.16%	1.15%	1.12%
Net expenses	0.99%	(d)	0.99%	1.09%	1.16%	1.15%	1.12%
Net investment income (loss)	0.57%	(d)	0.68%	(0.05%)	(0.06%)	(0.35%)	(0.19%)
Portfolio turnover	118%		170%	94%	91%	69%	61%
Net assets, ending (in thousands)	$42,368		$45,473	$49,584	$50,716	$53,780	$42,232

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect charges and expenses of the variable annuity or life insurance contract.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

(d) Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Corporation”) was organized as a Maryland corporation on September 27, 1982, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation operates two (2) separate series, each with its own investment objective(s) and strategies, which are accounted for separately. This report contains the financial statements and financial highlights of Calvert VP SRI Mid Cap Portfolio (the “Portfolio”). The Corporation is authorized to issue 32.5 billion shares of common stock, $0.01 par value per share, of which 1 billion shares have been allocated to the Portfolio.
The investment objective of the Portfolio, which is diversified, is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Portfolio are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts.
The Portfolio applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Investment Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Portfolio to the Portfolio's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair

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value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Portfolio's holdings as of June 30, 2017, based on the inputs used to value them:

INVESTMENTS IN SECURITIES - ASSETS	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
Common Stocks
Consumer Discretionary	$6,265,763	$—		$—	$6,265,763
Consumer Staples	2,070,230	—		—	2,070,230
Energy	1,636,332	—		—	1,636,332
Financials	5,917,528	—		—	5,917,528
Health Care	4,403,855	—		—	4,403,855
Industrials	5,090,775	418,745		—	5,509,520
Information Technology	6,875,124	—		—	6,875,124
Materials	2,408,296	—		—	2,408,296
Real Estate	4,317,984	—		—	4,317,984
Utilities	2,651,681	—		—	2,651,681
Total Common Stocks	$41,637,568	$418,745	*	$—	$42,056,313
Time Deposit	—	189,772		—	189,772
Short Term Investment of Cash Collateral for Securities Loaned	93,951	—		—	93,951
TOTAL	$41,731,519	$608,517		$—	$42,340,036

*Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

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The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2017.
Investment Transactions and Income: Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income, and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
Interim Financial Statements: The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B — RELATED PARTY TRANSACTIONS
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, the investment advisory fee amounted to $141,938.
CRM has agreed to reimburse the Portfolio’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.99% of the Portfolio's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2018. For the six months ended June 30, 2017, CRM waived or reimbursed expenses of $3,282.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Portfolio. The fee is computed at an annual rate of 0.12% of the Portfolio’s average daily net assets and is payable monthly. For the six months ended June 30, 2017, CRM was paid administrative fees of $26,204.
EVM provides sub-transfer agency services to the Portfolio pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of 0.0075% of the Portfolio’s average daily net assets. For the six months ended June 30, 2017, sub-transfer agency fees and expenses amounted to $1,638 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Portfolio who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each

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Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Directors may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Portfolio or other Calvert Funds selected by the Directors. The Portfolio purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Portfolio’s assets. Directors’ fees are allocated to each of the Calvert Funds served. Salaries and fees of officers and Directors of the Portfolio who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert Funds’ former investment adviser and Ameritas Holding Company for a period of up to three years through December 30, 2019. For the six months ended June 30, 2017, the Portfolio’s allocated portion of such expense and reimbursement was $498, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended June 30, 2017, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $51,870,635 and $57,048,199, respectively.
At December 31, 2016, the Portfolio, for federal income tax purposes, had deferred capital losses of $358,300 which would reduce the Portfolio’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Portfolio of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Portfolio’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $358,300 are short-term.
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Federal tax cost of investments	$40,867,796
Gross unrealized appreciation	$2,995,542
Gross unrealized depreciation	(1,523,302)
Net unrealized appreciation (depreciation)	$1,472,240
NOTE D — SECURITIES LENDING
To generate additional income, the Portfolio may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank and Trust Company (SSB), the securities lending agent. Security loans are subject to termination by the Portfolio at any time and, therefore, are not considered to be illiquid investments. The Portfolio requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Portfolio and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as

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well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Portfolio in the case of default of any securities borrower.
At June 30, 2017, the total value of securities on loan was $91,634 and the total value of collateral received was $93,951.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$93,951	$—	$—	$—	$93,951
Total					$93,951
The carrying amount of the liability for deposits for securities loaned at June 30, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at June 30, 2017.
NOTE E — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and SSB. Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate, plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the renewal of the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2017. Average borrowings and the weighted average interest rate (excluding fees) for the six months ended June 30, 2017 were $31,132 and 2.24%, respectively.
On August 8, 2017, the financing agreement was renewed through August 7, 2018, at substantially the same terms.
NOTE F — CAPITAL SHARES
At June 30, 2017, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Portfolio, aggregating 82.3%.

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OFFICERS AND DIRECTORS

Officers of Calvert VP SRI Mid Cap Portfolio

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Directors of Calvert VP SRI Mid Cap Portfolio

Alice Gresham Bullock(4)
Chairperson

Richard L. Baird, Jr. (2)(4)

Cari M. Dominguez(2)(4)

John G. Guffey, Jr. (2)(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(2)(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Messrs. Baird, Guffey, Harper and Williams and Mmes. Dominguez and Jones began serving as Directors effective December 23, 2016.
(3)Interested Director and President
(4)Independent Director

19 www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES
Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP SRI MID CAP PORTFOLIO SEMIANNUAL REPORT (UNAUDITED) 20

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FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24220 6.30.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:     /s/ John H. Streur
John H. Streur
President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     August 25, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     August 25, 2017